INCOME TAXES - Disclosure of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Mexico tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2024-2032
Unrecognized tax loss carry forward	$ 87,844	$ 75,540
Unrecognized Canada tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2025-2032
Unrecognized tax loss carry forward	$ 16,227	11,005
Unrecognized Chile tax loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2024-2032
Unrecognized tax loss carry forward	$ 20,168	18,146
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	26,566	21,174
Reclamation provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	8,700	7,556
Exploration pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	44,879	7,194
Other Canada temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 17,122	$ 10,905